J. & W. Seligman & Co.
                                  Incorporated

                                                May 2, 2002

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Seligman Common Stock Fund, Inc. (the "Fund")
     Post-Effective Amendment No. 83
     File Nos. 2-10835 and 811-234

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the individual Prospectuses and combined Statement of Additional Information for the Fund that would have been filed pursuant to Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 83 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 30, 2002.

     If you have any questions, please do not hesitate to call me at (212) 850-1375.

                                        Very truly yours,


                                        /s/ Jennifer G. Muzzey

                                        Jennifer G. Muzzey
                                        Legal Assistant
                                        Law & Regulation

JGM/jgm

           100 Park Avenue o New York, New York 10017 o (212) 850-1864